Virtus Newfleet High Yield Fund (the “Fund”),

a series of Virtus Opportunities Trust

Supplement dated November 6, 2023, to the Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus pertaining to the Fund, each dated January 27, 2023, as supplemented

Important Notice to Investors

Effective November 6, 2023, Francesco Ossino and Kyle A. Jennings, CFA are no longer portfolio managers of the Fund. In addition, Matthew Kearns, CFA is hereby added as a portfolio manager of the Fund.

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of Fund’s statutory prospectus is hereby replaced in its entirety with the following:

> David L. Albrycht, CFA, Newfleet Division President and Chief Investment Officer, and senior portfolio manager of Newfleet, has managed the fund since 2011.

> William J. Eastwood, CFA, senior managing director, portfolio manager and head of trading of Newfleet, has managed the fund since August 2019.

> Eric Hess, CFA, senior managing director, portfolio manager and high yield sector head of Newfleet, has managed the fund since August 2019.

> Matthew Kearns, CFA, portfolio manager of Newfleet, has managed the fund since November 2023.

In the section “Management of the Funds” in the subsection “Portfolio Management,” the row for the Fund in the table under “Newfleet” on page 118 of the Fund’s statutory prospectus is hereby replaced with the following:

Virtus Newfleet High Yield Fund	David L. Albrycht, CFA (since 2011) William J. Eastwood, CFA (since August 2019) Eric Hess, CFA (since August 2019) Matthew Kearns, CFA (since November 2023)

The portfolio manager biographies under the referenced table are hereby amended by adding the following for Mr. Kearns.

Matthew Kearns, CFA. Mr. Kearns is a portfolio manager for U.S. and European high yield at Newfleet, an operating division of VFIA, joining in November 2023. Additionally, Mr. Kearns is a portfolio manager (since 2018) for U.S. and European high yield at Stone Harbor Investment Partners, an operating division of VFIA.. Mr. Kearns joined the predecessor to Stone Harbor in 1997, where he became a credit analyst, evaluating corporate securities and was responsible for covering the broadcasting, entertainment/leisure, towers, publishing, chemicals, and utilities industries. He is a Chartered Financial Analyst® (CFA®) charterholder and a member of the CFA Institute and CFA Society New York. He began working in the investment industry in 1997.

All other disclosure concerning the Fund, including fees, expenses, investment objective, strategies and risks, remains unchanged.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020 Newfleet HYB PM Change Supplement (11/2023)

Virtus Newfleet High Yield Fund (the “Fund”),

a series of Virtus Opportunities Trust

Supplement dated November 6, 2023, to the Virtus Opportunities Trust

Statement of Additional Information (“SAI”) pertaining to the Fund, dated January 27, 2023, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective November 6, 2023, Francesco Ossino and Kyle A. Jennings, CFA are no longer portfolio managers of the Fund. In addition, Matthew Kearns, CFA is hereby added as a portfolio manager of the Fund.

The row for the Fund in the table under “Portfolio Managers” beginning on page 101 of the SAI is hereby replaced in its entirety with the following:

High Yield Fund	David L. Albrycht William J. Eastwood Eric Hess Matthew Kearns

The disclosure in the “Other Accounts Managed (No Performance-Based Fees)” table on page 102 of the SAI is hereby amended by adding a row to reflect the following information for Mr. Kearns and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Matthew Kearns (*)	0	N/A	3	$23.8 million	2	$151.6 million

(*) As of September 30, 2023. Became portfolio manager of the High Yield Fund on November 6, 2023.

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 104 of the SAI is hereby amended by adding rows to reflect the following information for Mr. Kearns and an associated footnote:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Equity Securities Beneficially Owned in Similar Strategies
Matthew Kearns (*)	High Yield Fund	None	None

* As of September 30, 2023. Became portfolio manager of the High Yield Fund on November 6, 2023.

Investors should retain this supplement with the SAI for future reference.

VOT 8020B Newfleet HYB PM Change Supplement (11/2023)